U.S. Tech Leaders ETF Average Annual Total Returns		12 Months Ended	15 Months Ended	32 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	31.51%	15.57%	17.75%	14.53%	13.10%
RUSSELL 1000 EQUAL WEIGHT TECHNOLOGY INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.50%	27.97%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		28.58%	39.56%
Performance Inception Date	Oct. 04, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.58%	39.56%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.92%	30.42%